Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.Summary of Significant Accounting Policies

(a)Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

The Company experienced a net loss of RMB193,548 (US$27,801) and negative cash flows from operating activities of RMB95,821 (US$13,764) for the year ended December 31, 2019. As of December 31, 2019, the Company had current liabilities exceeded its current asset by RMB188,929 (US$27,138). The management believes the Company has the ability to fulfill its financial obligations and will continue as a going concern considering a) subsequent events as disclosed in Note 21 that the cash inflows from Initial Public Offering with a total offering size of approximately US$61,870, though in January 2020, the Company purchased a US$58,400 note (the “Note”) issued by a third party, L. R. Capital Property Investment Limited. The Note matures in December 2023 and bears interest at 6% per annum, on an annual and non-compounded basis, payable in full at the maturity date. The Note may be redeemed in part or in full at the request of the Company. US$8,000 of the note was redeemed by the Company in June 2020, and b) supplemental agreements signed with related parties subsequently to extend the maturity of loans, with total amount of RMB143,958 (US$20,678), from December 31, 2020 to December 31, 2021. As a result, it is appropriate for the consolidated financial statements to be prepared on a going concern basis.

(b)Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and the subsidiary of the VIE. All significant inter-company transactions and balances between the Company, its subsidiaries, the VIEs and subsidiary of the VIE have been eliminated upon consolidation.

(c)Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but not limited to, estimating variable consideration, the useful lives of long-lived assets and intangible assets, determining the provision for accounts receivable and prepayments, determining the provision for inventories, impairment assessment for long-term investment and long-lived assets, accounting for share-based compensation, valuation allowance for deferred tax assets, measurement of right-of-use assets and lease liabilities. Changes in facts and circumstances may result in revised estimates. Actual results could materially differ from those estimates.

(d)Foreign currency

The functional currency of the Company and its Hong Kong subsidiary is the United States dollars (“US$”). The Company’s PRC subsidiaries, the VIEs and the subsidiary of the VIE determined their functional currency to be the Chinese Renminbi (“RMB”). The determination of functional currency is based on the criteria of ASC 830, Foreign Currency Matters ("ASC 830"). The Company uses the RMB as its reporting currency.

The financial statements of the Company and its Hong Kong subsidiary are translated from the functional currency to the reporting currency, RMB. Monetary assets and liabilities of the subsidiaries are translated into RMB using the exchange rate in effect at each balance sheet date. Income and expense items are translated at the average exchange rate prevailing during the fiscal year. Translation gains and losses are accumulated in other comprehensive loss, as a component of shareholders’ deficit in the consolidated financial statements.

Transactions denominated in other than the functional currencies are remeasured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured into the functional currency at the exchange rates prevailing at the balance sheet date. The foreign exchange differences are recorded in the consolidated statements of comprehensive loss.

(e)Convenience translation

Amounts in US$ are presented for the convenience of the readers and are translated at the noon buying rate of US$1.00 to RMB6.9618 on December 31, 2019 as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate.

(f)Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. The Company considers all highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents.

(g)Restricted cash

Restricted cash mainly represents cash held in escrow as security for financial service and related party’s credit facilities.

The Company adopted ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, effective January 1, 2017 retrospectively and presented restricted cash within the ending cash, cash equivalents, and restricted cash balance on the Company’s consolidated statements of cash flows for the periods presented.

(h)Accounts receivable and allowance for doubtful debt

Accounts receivable are carried at net realizable value. An allowance for doubtful debt is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An accounts receivable is written off when it is deemed uncollectible.

(i)Inventories

Inventories of the Company are chemical products. Inventories are stated at the lower of cost or net realizable value. Costs of inventory are determined using the weighted average method. Adjustments to reduce the cost of inventories are made, if required, for decreases in sales prices, obsolescence or similar reductions in the estimated net realizable value.

(j)Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Category	Estimated useful life
Office equipment	1~3 years
Leasehold improvements	5 years

Repair and maintenance costs are charged to expenses as incurred.

(k)Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets with finite useful lives are amortized using a straight-line method. The amortization method reflects the estimated pattern in which the economic benefits of the respective intangible assets are to be consumed.

Intangible assets have estimated economic lives from the date of purchase as follows:

Category	Estimated economic life
Purchased software	3 years

The Company does not have any indefinite-lived intangible assets.

(l)Long-term investment

The Company’s long-term investment represents an equity method investment. Investments in equity investees represent investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323‑10, Investments-Equity Method and Joint Ventures: Overall. Under the equity method, the Company initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net profit or loss into its consolidated statements of comprehensive loss. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investment on the consolidated balance sheets. The Company evaluates its equity method investment for impairment under ASC 323‑10. An impairment loss on the equity method investment is recognized in the consolidated statements of comprehensive loss when the decline in value is determined to be other-than-temporary.

(m)Impairment of long-lived assets

The Company evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Company evaluates for impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets. No impairment loss was recognized for the years ended December 31, 2017, 2018 and 2019.

(n)Fair value measurements of financial instruments

The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, notes receivable, unbilled receivables, amounts due from related parties, other receivables, accounts payable, other payables, amounts due to related parties, and short-term borrowings. Other than the non-current amounts due to related parties, the carrying values of these financial instruments approximate to their fair values due to their short-term maturities, which are categorized in level 1.

The Company applies ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1—Observable inputs that reflect quoted prices in active markets for identical assets or liabilities.
•	Level 2—Include other inputs that are directly or indirectly observable in the marketplace.
•	Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities:

(1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Company had no financial assets and liabilities measured and recorded at fair value on a non-recurring basis as of December 31, 2018 and 2019. The fair values of the Company’s non-current amounts due to related parties for disclosure purpose were RMB165,822 and RMB30,488  (US$4,379) as of December 31, 2018 and 2019, respectively, determined based on the discounted cash flow model using the market interest rates, which are level 2 significant other observable inputs.

(o)Revenue recognition

Effective January 1, 2017, the Company elected to early adopt the requirements of Accounting Standards Update (ASU) 2014-09, Revenue from contracts with Customers (“ASC 606”) using the full retrospective method.  The Company’s revenues are primarily derived from sales of chemical products through direct sales model, provision of matching service through marketplace model, provision of online membership services and provision of financial service. Revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services under ASC 606.

Chemical trading – direct sales model

The Company sells chemical products to customers through an online platform or sales representatives. Sales contracts are entered into with each individual customer. The Company is the principal under the chemical direct sales model as the Company controls the chemical products with the ability to direct the use of, and obtain substantially all the remaining benefits from the chemical products before they are sold to its customers. The Company has a single performance obligation to sell chemical products to the buyers. The Company estimates the amount of variable consideration including sales return using the expected value method and includes variable consideration in the transaction price to the extent that it is probable that a significant reversal will not occur. Revenue for chemical trading under direct sales model is recognized at a point in time when the single performance obligation is satisfied when the chemical products are delivered to the customer.

Chemical trading – marketplace model

The Company matches product suppliers and platform buyers through its vendor-supplier matching recommendation system. The Company charges a commission fee to either the buyer or seller, depending on which party requests the matching services based on the commission agreements signed. The Company has a single performance obligation to provide the matching service. As the Company is a service provider and does not control the goods prior to transfer to the end customer, the Company recognizes commission fee as an agent on a net basis. The Company considers both the buyer and end customer to be its customers in the transaction. The Company estimates the amount of variable consideration including payment contingent on product delivery to platform buyer using the most likely amount method and includes in the transaction price to the extent that it is probable that a significant reversal will not occur. Revenue for chemical trading under marketplace model is recognized at a point in time when the performance obligation is satisfied upon the completion of the matching service.

Online membership service

The Company provides access to the users who subscribed for its online membership service to upload their product information on its online platform for promotion purpose and to attend the online trainings and marketing activities organized by the Company during the membership period. The Company typically charges a fixed fee over the membership period. The Company has a single performance obligation to stand ready to perform the membership services during the membership period. As the users simultaneously receive and consume the benefits provided by the Company’s performance as the Company performs, revenue for online membership service is recognized ratably over the contract period.

Prior to July 2019, for certain transactions under the direct sales model and marketplace model, the Company provides guarantee on the customers’ loan repayments to certain financial institutions. The guarantees are within the scope of ASC 460, Guarantees, which is accounted for at fair value at inception. The Company first allocates the fair value of the guarantee obligation from the total transaction price and allocates the remaining transaction price to the performance obligation under ASC 606. Subsequently, the Company amortizes the guarantee obligation into revenue outside the scope of ASC 606 as the Company is released from risk under the guarantee. The Company subsequently accounts for the contingent loss arising from the arrangement in accordance with ASC 450, Contingencies.

Financial service

Starting from July 2019, the Company enters into financial service contracts with its suppliers, customers, and financing providers, including banks and non-bank financial institutions, to facilitate lending arrangements between the financing providers and the customers and suppliers who use the Company’s online platforms. In addition to the loan facilitation service, the Company provides a guarantee to the financing providers on the loan repayments. The guarantees are within the scope of ASC 460, Guarantees. The Company typically charges its customers and suppliers a fixed fee based on a percentage of the loan amount for the facilitation service and the guarantee. The Company first allocates the transaction price to the guarantee obligation at fair value and allocates the remaining transaction price to the facilitation service under ASC 606. The Company recognizes revenue generated from the facilitation service when the Company successfully matches the customers or suppliers with the financing providers. The Company amortizes the guarantee obligation into revenue outside the scope of ASC 606 as the Company is released from risk under the guarantee. The Company subsequently accounts for the contingent loss arising from the guarantee arrangement in accordance with ASC 450, Contingencies.

The transaction price allocated to guarantee obligation and the subsequent contingent loss were historically immaterial for the years ended December 31, 2017, 2018 and 2019. The maximum potential undiscounted future payments which the Company would be required to make under its guarantee obligation were RMB16,782,  RMB26,433 and RMB39,773 (US$5,713) as of December 31, 2017, 2018 and 2019, respectively.

When the Company performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, and the right to consideration is conditioned only on the passage of time, the Company recognizes an unbilled receivable on the consolidated balance sheets.

Contract assets, which arise when revenue is recognized prior to invoicing and the right to the amount due from customers is conditioned on something other than the passage of time, such as the completion of a related performance obligation, were nil as of December 31, 2018 and 2019.

When a customer pays consideration before the Company transfers goods or services, the Company records its obligation as a contract liability, which is classified as deferred revenue.

(p)Cost of revenues

Cost of revenue consists primarily of cost of chemical products sold.

(q)Shipping and other handling costs

Shipping and other handling costs are expensed as incurred and are included in sales and marketing expenses, which amounted to RMB11,802,  RMB12,565 and RMB13,945  (US$2,003) for the years ended December 31, 2017, 2018 and 2019, respectively.

(r)Research and development expenses

Research and development expenses consist primarily of personnel-related expenses and rental expenses incurred for the development of, enhancement to, and maintenance of the Company’s technology infrastructure to support its business operations. Research and development costs are expensed as incurred unless such costs qualify for capitalization as software development costs. In order to qualify for capitalization, (i) the preliminary project should be completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) it will result in significant additional functionality in the Company’s services. The amount of costs qualifying for capitalization has been immaterial during the periods presented, and as a result, all development costs were expensed as incurred.

(s)Leases

The Company adopted ASU No. 2016-02, Leases (Topic 842), (“ASU 842”) from January 1, 2019 using the modified retrospective method and chose to apply the new standard as of the effective date and did not restate the comparable periods. The Company has elected the package of practical expedients, which allows the Company not to reassess (i) whether any expired or existing contracts as of the adoption date are or contain a lease, (ii) lease classification for any expired or existing leases as of the adoption date and (iii) initial direct costs for any existing leases as of the adoption date. The Company also elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

The Company determines if an arrangement is a lease or contains a lease at the inception. For operating leases, the Company recognizes a right-of-use asset (“ROU asset”) and a lease liability based on the present value of the lease payments over the lease term in the consolidated balance sheets at the lease commencement date. For finance leases, assets are included in property and equipment in the consolidated balance sheets. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company’s leases often include options to extend and lease terms include such extended terms when the Company is reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when the Company is reasonably certain not to exercise those options.

Upon adoption on January 1, 2019, the Company recognized total lease liabilities (including current and non-current) of RMB4,567 (US$656), with corresponding ROU assets of RMB4,706 (US$676), based on the present value of the remaining minimum rental payments under existing operating leases. The difference between the lease liabilities and ROU assets represented the prepaid rent balances of RMB139 (US$20).  There is no impact of adoption on the Company’s opening retained earnings and current period net loss.

(t)Government grants

Government grants are provided by the relevant PRC municipal government authorities to subsidize the cost of certain research and development projects. The amount of such government grants are determined solely at the discretion of the relevant government authorities. The government grants of non-operating nature with no further conditions to be met are recorded as non-operating income in “Other income, net” when received. The government subsidies with certain operating conditions are recorded as liabilities when received and will be recorded as operating income when the conditions are met.

For the years ended December 31, 2017, 2018 and 2019, government grants in the amounts of RMB698,  RMB1,886 and RMB1,699  (US$244) were recognized as other income in the consolidated statements of comprehensive loss.

(u)Income taxes

The Company follows the liability method of accounting for income taxes in accordance with ASC 740 Accounting for Income Taxes (“ASC 740”), to account for uncertainty in income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portions, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Company evaluates its uncertain tax positions using the provisions of ASC 740, which prescribes a recognition threshold that a tax position is required to meet before being recognized in the consolidated financial statements. The Company recognizes in the consolidated financial statements the benefit of a tax position which is “more likely than not” to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. It is the Company’s policy to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expense.

(v)  Share-Based Compensation

The Company applies ASC 718, Compensation – Stock Compensation (“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or an equity award. All of the Company’s share-based awards to employees were classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values. For awards with only service conditions, the Company has elected to recognize compensation expense using the accelerated method for the awards that have a graded vesting schedule. The Company adopted Accounting Standard Update (“ASU”) ASU 2016‑09, Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting and elected to account for forfeitures as they occur.

The Company, with the assistance of an independent third-party valuation firm, determined the fair value of the stock options granted to employees. The binominal option pricing model was applied in determining the estimated fair value of the options granted to employees.

(w)Comprehensive income (loss)

Comprehensive income (loss) is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive loss includes only net loss and is presented in the consolidated statements of comprehensive loss.

(x)Loss per share

In accordance with ASC 260, Earnings per Share, basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

(y)Segment reporting

The Company’s Chief Executive Officer as the chief operating decision-maker reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole. In accordance with ASC 280, Segment Reporting, the Company has only one reportable segment. As the Company generates substantially all its revenues in the PRC and all of the Company’s long-lived assets are substantially located in the PRC, no geographical segments are presented.

(z)Advertising expense

Advertising costs are expensed as incurred in accordance with ASC 720‑35, Other Expense-Advertising Costs. The Company recognized advertising costs of RMB2,945,  RMB25,324 and RMB10,693  (US$1,536) for the years ended December 31, 2017, 2018 and 2019, respectively.

(aa)Value added taxes (“VAT”), business related tax and surcharges

The Company is subject to VAT at the rate of 17%,  16%,  13%,  6%,  5% or 3%, depending on whether the entity is a general taxpayer or small-scale taxpayer, and related surcharges on revenue generated from providing services.

VAT is reported as a deduction to revenue when incurred and amounted to RMB713,676,  RMB1,466,302 and RMB1,798,899  (US$258,396) for the years ended December 31, 2017, 2018 and 2019, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expenses and other current liabilities on the consolidated balance sheets.

The Company is also subject to certain government surcharges on the VAT payable in the PRC, which is recorded as cost of revenues.

(bb)Deferred initial public offering (“IPO”) costs

Direct and incremental costs incurred by the Company attributable to its proposed IPO of ordinary shares in the U.S. is deferred and recorded as deferred IPO costs in the consolidated balance sheets and will be charged against the gross proceeds received from such offering.

(cc)Commitments and contingencies

The Company records liabilities for contingencies when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company's financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

(dd)Comparatives

Certain items reported in the prior year’s consolidated financial statements have been reclassified to conform with the current year’s presentation.

(ee) Recent accounting pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 changes the impairment model for most financial assets and certain other instruments. The standard will replace “incurred loss” approach with an “expected loss” model for instruments measured at amortized cost. For available-for-sale debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do today under the other-than-temporary impairment model. The standard is effective for public business entities for annual periods beginning after December 15, 2019, and interim periods therein. Early adoption is permitted. The Company does not currently anticipate the adoption of this ASU to have a material impact on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework- Changes to the Disclosure Requirements for Fair Value Measurement. The update eliminates, modifies, and adds certain disclosure requirements for fair value measurements. This update is effective in fiscal years, including interim periods, beginning after December 15, 2019, and early adoption is permitted. The added disclosure requirements and the modified disclosure on the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented. All other changes to disclosure requirements in this update should be applied retrospectively to all periods presented upon their effective date. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This update simplifies the accounting for income taxes as part of the FASB’s overall initiative to reduce complexity in accounting standards. The amendments include removal of certain exceptions to the general principles of ASC 740, Income taxes, and simplification in several other areas such as accounting for a franchise tax (or similar tax) that is partially based on income. The update is effective in fiscal years beginning after December 15, 2020, and interim periods therein, and early adoption is permitted. Certain amendments in this update should be applied retrospectively or modified retrospectively, all other amendments should be applied prospectively. The Company does not expect the impact of this guidance to have a material impact on the Company’s consolidated financial statements.